Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accumulated Other Comprehensive Income Loss [Abstract]
Cumulative translation adjustments	$ (939)		$ (835)		$ (800)
Benefit plans net actuarial losses and prior service credits(1)	(1,803)	[1]	(1,167)	[1]	(1,190)	[1]
Other unrealized gains, net	26		14		2
Total Accumulated Other Comprehensive Loss	(2,716)		(1,988)		(1,988)
Other Comprehensive Income [Abstract]
Translation Adjustment (Gains) Losses, Before Tax	(103)		(29)		583
Translation Adjustment (Gains) Losses, Net of Tax	(105)	[2]	(35)	[2]	596	[2]
Changes in fair value gains (losses), before Tax	30		46		(1)
Changes in fair value gains (losses), Net of Tax	22		31		(1)
Reclass to earnings, before Tax	(14)	[3]	(28)	[3]	2	[3]
Reclass to earnings, Net of Tax	(9)	[3]	(18)	[3]	2	[3]
Other, Before Tax	(1)		(1)		1
Other, Net of Tax	(1)		(1)		1
Net Unrealized Gains (Losses), Before Tax	15		17		2
Net Unrealized Gains (Losses), Net of Tax	12	[2]	12	[2]	2	[2]
Actuarial/Prior service gains (losses), Before Tax	(872)		(106)		(135)
Actuarial/Prior service gains (losses), Net of Tax	(607)		(191)		(54)
Actuarial/Prior service amortization, before Tax	89	[4]	91	[4]	33	[4]
Actuarial/Prior service amortization, Net of Tax	60	[4]	164	[4]	13	[4]
Other Comprehensive Income (Loss), Pension and Other Postretrirement Benefit Plans, Curtailment Gains, Pre-tax	(107)		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Plans, Curtailment Gainss, After-tax	(66)		0		0
Fuji Xerox changes in defined benefit plans, net , before tax	(31)	[5]	28	[5]	(36)	[5]
Fuji Xerox changes in defined benefit plans, net, net of tax	(31)	[5]	28	[5]	(36)	[5]
Other net, before tax	8	[6]	22	[6]	(92)	[6]
Other net, net of tax	8	[6]	22	[6]	(92)	[6]
Change in Benefit Plans Gains (Losses), Before Tax	(913)		35		(230)
Change in Benefit Plans Gains (Losses), Net of Tax	(636)		23		(169)
Other Comprehensive Income, Net, Before Tax	(1,001)		23		355
Other Comprehensive Income, Net, Net of Tax	(729)		0		429
Less: Other comprehensive income attributable to noncontrolling interest, before tax	(1)		0		1
Less: Other comprehensive Income attributable to noncontrolling interest, net of tax	(1)	[2]	0	[2]	1	[2]
Other Comprehensive Income Attributable to Xerox, Before Tax	(1,000)		23		354
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (728)	[2]	$ 0	[2]	$ 428	[2]

[1]	(1)Includes our share of Fuji Xerox.
[2]	(1) Refer to Note 19 - Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.
[3]	(1) Reclassified to Cost of sales - refer to Note 12 - Financial Instruments for additional information regarding our cash flow hedges.
[4]	(2) Reclassified to Total Net Periodic Benefit Cost - refer to Note 14 - Employee Benefit Plans for additional information.
[5]	(3) Represents our share of Fuji Xerox's benefit plan changes.
[6]	(4) Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.